Derivative Instruments Accounted for at Fair Value - Additional Information (Detail) kr in Millions		1 Months Ended	3 Months Ended		6 Months Ended
	Nov. 02, 2018 NOK (kr)	Jul. 31, 2020	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 NOK (kr)	Dec. 31, 2021 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedges held			$ 0		$ 0			$ 0
Description of Interest Rate Derivative Activities		In July 2020, the Company entered into floating-to-fixed interest rate swap agreements with a termination date of December 31, 2025, to run concurrently with the Terminal Facility.
Unrealized Gain loss on Derivatives			(5,346,000)	$ (269,000)	9,896,000	$ 278,000
Restricted Cash			7,400,000		7,400,000
Derivative fair value of derivative asset amount offset against collateral			0		0
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability			12,700,000		12,700,000			$ 5,100,000
Unrealized Gain loss on Derivatives					(7,700,000)	200,000
2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal | kr	kr 600						kr 600
Outstanding secured borrowings			71,700,000		71,700,000
Outstanding secured borrowings, interest rate terms	The 2018 Bonds bear interest at a rate equal to the 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
Debt Instrument, Description of Variable Rate Basis	The 2018 Bonds bear interest at a rate equal to the 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
2018 Senior Secured Bonds [Member] | NORWAY
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal			$ 71,700,000		$ 71,700,000
Outstanding secured borrowings | kr							kr 600
Spread on variable rate			6.608%		6.608%		6.608%	6.608%
Outstanding secured borrowings, interest rate terms					6.608% plus 3-month U.S. LIBOR
Debt Instrument, Description of Variable Rate Basis					6.608% plus 3-month U.S. LIBOR
2018 Senior Secured Bonds [Member] | NORWAY | NIBOR [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Spread on variable rate			6.00%		6.00%		6.00%	6.00%
Outstanding secured borrowings, interest rate terms					6.0% plus 3-month NIBOR
Debt Instrument, Description of Variable Rate Basis					6.0% plus 3-month NIBOR
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain loss on Derivatives						200,000
Outstanding secured borrowings, interest rate terms					3-month LIBOR, calculated on a 360-day year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility.
Debt Instrument, Description of Variable Rate Basis					3-month LIBOR, calculated on a 360-day year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility.
Fair value of Derivative asset			$ 1,800,000		$ 1,800,000
Interest Rate Swap [Member] | ING And SocGen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain loss on Derivatives					1,200,000
Fair value of Derivative asset								$ 600,000
Interest Rate Swap [Member] | Banco Santander Chile SA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability								3,200,000
Unrealized Gain loss on Derivatives					$ 6,800,000
Fair value of Derivative				$ 0		$ 0
Derivative, Fixed Interest Rate			1.627%		1.627%		1.627%
Fair value of Derivative asset			$ 3,600,000		$ 3,600,000
Interest Rate Swap [Member] | Deutsche Bank AG London [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate			2.137%		2.137%		2.137%
Interest Rate Swap [Member] | Nordea Bank Abp [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate			1.296%		1.296%		1.296%
Interest Rate Swap [Member] | National Australia Bank Limited [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate			1.296%		1.296%		1.296%
Interest Rate Swap [Member] | ABN AMRO Bank N.V [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate			1.296%		1.296%		1.296%
Interest Rate Swap [Member] | BNP Paribas S.A. [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate			1.296%		1.296%		1.296%
Interest Rate Swap [Member] | ING Capital Markets LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability								$ 600,000
Unrealized Gain loss on Derivatives					$ 9,600,000
Fair value of Derivative asset			$ 9,000,000		$ 9,000,000